Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

	Yen in thousands
	March 31,
	2022	2021
Accrued compensation	¥2,737	¥8,706
Accrued offering costs	4,400	13,200
Accrued audit fees	50,188	6,090
Accrued professional fees	19,273	3,443
Withholding taxes payable	2,435	2,447
Accrued purchases of property and equipment	14,087	—
Other accrued expenses and current liabilities	7,915	3,201
Total	¥101,035	¥37,087